6. CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Bank accounts		R$ 93	R$ 210
Cash equivalents
Bank deposit certificates (CDBs)	[1]	1,416	290
Overnight	[2]	171	36
Short term investments		1,587	326
Cash and cash equivalents		R$ 1,680	R$ 536	R$ 891

[1]	Bank Deposit Certificates (CDBs), accrued interest at 50% to 108%, of the CDI Rate (Interbank deposit rates) published by the Custody and Settlement Chamber (Cetip) in 2020 (80% to 106% in 2019 and 40% to 106% in 2018). For these CDBs, the Company has repo transactions which state, on their trading notes, the bank's commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.
[2]	Overnight transactions are repos available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate of 1.89% in 2020 (4.39%, in 2019 and 6.39% in 2018). Their purpose is to settle the short-term obligations of the Company, or to be used in the acquisition of other assets with better return to replenish the portfolio.